SUBSIDIARIES	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUBSIDIARIES

31. SUBSIDIARIES

The following diagram is a depiction of the Company structure as at June 30, 2024.

	Incorporation	Company interest (%)		Net carrying value (A$)
Name of Company	details	2024	2023	2024	2023
Entities held directly by parent
GeneType Pty. Ltd. (Dormant)	September 5, 1990 Victoria, Australia	100%	100%	-	-
Genetic Technologies Corporation Pty. Ltd. (Genetic testing)	October 11, 1996 NSW, Australia	100%	100%	2	2
Gene Ventures Pty. Ltd. (1) (Dormant)	March 7, 2001 NSW, Australia	100%	100%	10	10
GeneType Corporation (Dormant)	December 18, 1989 California, U.S.A.	100%	100%	-	-
geneType Inc. (2) (formerly Phenogen Sciences Inc.)	June 28, 2010 Delaware, U.S.A.	100%	100%	30,779,326	11,006
Hainan Aocheng Gene Technology Co Ltd	March 18, 2019 Hainan, China	100%	100%	-	-
Genetic Technologies HK Ltd	March 18, 2019 Hong Kong, China	100%	100%	-	-
Helix Genetics Limited	July 7, 2021 Malta	100%	100%	1,928	1,910
Genetype UK Limited	April 26, 2022 United Kingdom	100%	100%	190	176
Total carrying value				30,781,456	13,104

(1)	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)
(2)	On 3 April 2023, the name of Phenogen Sciences Inc. was changed to geneType Inc.